Interim Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Stockholders' Equity [Abstract]
Net of issuance cost (in Dollars)	$ 115	$ 72